Portfolio of investments—September 30, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 1.81%
California: 0.51%
Nuveen California AMT-Free Quality Municipal Income Fund Muni Fund Preferred Shares Series A (220 shares) 2.91% (70 shares) 1.41% 144Aø	$ 7,000,000	$ 7,000,000
New York: 0.72%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (100 shares) 1.41% ø	10,000,000	10,000,000
Other: 0.58%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 shares) 1.48% ø	5,000,000	5,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (30 shares) 1.07% ø	3,000,000	3,000,000
		8,000,000
Total Closed end municipal bond fund obligations (Cost $25,000,000)		25,000,000

	Interest rate	Maturity date
Municipal obligations: 98.08%
Alabama: 2.34%
Education revenue: 0.04%
University of South Alabama Series 2021 (BAM Insured)	4.00%	4-1-2025	500,000	504,753
Health revenue: 1.61%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) €	2.09	11-15-2037	17,250,000	17,250,000
Alabama Health Care Authority for Baptist Health Series B ø	2.98	11-1-2042	5,000,000	5,000,000
				22,250,000
Miscellaneous revenue: 0.07%
Alabama Corrections Institution Finance Authority Revenue Bonds Series 2022A	5.00	7-1-2023	1,000,000	1,012,019
Utilities revenue: 0.62%
Black Belt Energy Gas District AL Revenue Bonds 2022 Series E	5.00	6-1-2025	1,250,000	1,278,384
Black Belt Energy Gas Supply Revenue Bonds Series 2022D-2 (U.S. SOFR +1.40%)(Royal Bank of Canada LIQ) ±	3.40	7-1-2052	3,500,000	3,354,130
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	3,986,923
				8,619,437
				32,386,209
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.67%
Airport revenue: 0.18%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00%	10-1-2022	$ 500,000	$ 500,000
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2025	2,000,000	2,061,349
				2,561,349
Miscellaneous revenue: 0.49%
Alaska Municipal Bond Bank Series 1	5.00	12-1-2022	3,000,000	3,008,799
Alaska Municipal Bond Bank Series 1	5.00	12-1-2023	1,900,000	1,937,660
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	1,807,020
				6,753,479
				9,314,828
Arizona: 1.18%
Education revenue: 0.14%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.66	12-15-2047	1,985,299	1,985,299
Health revenue: 0.62%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%)	2.71	1-1-2046	4,000,000	3,953,748
Maricopa County AZ IDA Series 2021A	5.00	9-1-2024	150,000	154,105
Maricopa County AZ IDA Series 2021A	5.00	9-1-2025	500,000	518,700
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	3,912,581
				8,539,134
Industrial development revenue: 0.42%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,415,000	3,372,592
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,425,000	2,455,515
				5,828,107
				16,352,540
Arkansas: 0.26%
Health revenue: 0.10%
Batesville AK Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,361,017
Housing revenue: 0.13%
Arkansas Development Finance Authority MFHR Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	1,835,000	1,783,672
Tax revenue: 0.03%
Cabot AR Series 2021B	5.00	12-1-2023	200,000	204,010
Cabot AR Series 2021B	5.00	12-1-2025	275,000	288,931
				492,941
				3,637,630
See accompanying notes to portfolio of investments

2  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
California: 6.22%
GO revenue: 0.62%
Los Angeles CA Tax and Revenue Anticipation Notes	4.00%	6-29-2023	$ 8,500,000	$ 8,557,885
Health revenue: 4.11%
California CDA Emanate Health Series A	5.00	4-1-2025	750,000	773,819
California CDA Health Facilities Catholic Series D (AGM Insured) €	2.00	7-1-2041	22,750,000	22,750,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	2.39	7-1-2040	2,225,000	2,225,000
California CDA Health Facilities Catholic Series F (AGM Insured) €	2.00	7-1-2040	14,300,000	14,300,000
California HFFA Adventist Health System Series 2013A	5.00	3-1-2025	2,500,000	2,509,263
California HFFA Kaiser Permanente Series C	5.00	8-1-2031	2,740,000	2,744,355
California PFA Kaiser Permanente Series 2021A	4.00	10-15-2025	400,000	398,143
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) €	2.50	11-1-2036	8,975,000	8,975,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) €	2.50	11-1-2036	1,250,000	1,250,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	2.80	11-1-2036	925,000	925,000
				56,850,580
Housing revenue: 0.21%
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	2.71	10-1-2036	2,866,000	2,866,000
Miscellaneous revenue: 0.14%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2021B øø	0.39	10-1-2047	2,000,000	1,931,129
Tax revenue: 0.12%
Cathedral City CA RDA Series 2021C (BAM Insured)	4.00	8-1-2025	600,000	605,581
Tender Option Bond Trust Receipts/Certificates Various States Floaters Series 2021-XF1238 (Royal Bank of Canada LIQ) 144Aø	2.10	6-1-2028	1,135,000	1,135,000
				1,740,581
Transportation revenue: 0.78%
Bay Area Toll Authority Series B (SIFMA Municipal Swap +0.28%) ±	2.74	4-1-2056	3,500,000	3,482,877
San Diego CA Association of Governments Series 2019A	5.00	11-15-2023	7,250,000	7,262,473
				10,745,350
Utilities revenue: 0.24%
California Community Choice Financing Authority Clean Energy Project Series 2021A	4.00	12-1-2023	800,000	800,425
Vernon CA Electric System Series A	5.00	10-1-2023	1,250,000	1,259,688
Vernon CA Electric System Series A	5.00	10-1-2024	1,200,000	1,216,644
				3,276,757
				85,968,282
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 1.03%
Airport revenue: 0.35%
Denver CO Airport System Subordinate Revenue Bonds Series 2013B	5.00%	11-15-2025	$ 2,835,000	$ 2,884,512
Denver CO City and County Airport Revenue AMT Series B-2	5.00	11-15-2031	1,840,000	1,897,332
				4,781,844
Education revenue: 0.10%
University of Colorado Enterprise and Refunding Bond Series C	2.00	6-1-2054	1,500,000	1,449,221
Health revenue: 0.04%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	521,541
Miscellaneous revenue: 0.32%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,385,000	1,395,944
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2024	2,000,000	2,006,313
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity Bond	4.00	12-31-2024	1,000,000	1,001,731
				4,403,988
Tax revenue: 0.02%
Regional Transportation District Private Activity Revenue Denver Transit Partners Eagle P3	5.00	7-15-2024	300,000	302,268
Transportation revenue: 0.16%
E-470 Public Highway Authority Revenue Series B (U.S. SOFR +0.35%) ±	2.35	9-1-2039	2,250,000	2,227,147
Water & sewer revenue: 0.04%
Central Weld County CO Water District Water Revenue (AGM Insured)	5.00	12-1-2025	520,000	544,909
				14,230,918
Connecticut: 3.49%
Education revenue: 1.28%
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,405,000	7,335,103
Connecticut HEFAR Yale University issue Series B	0.55	7-1-2037	8,150,000	7,947,854
Connecticut Higher Education Supplemental Loan Authority CHESLA Loan Program	5.00	11-15-2022	1,350,000	1,352,888
Connecticut Higher Education Supplemental Loan Authority CHESLA Loan Program	5.00	11-15-2024	585,000	605,641
Connecticut Higher Education Supplemental Loan Authority CHESLA Loan Program Series B	5.00	11-15-2023	440,000	447,973
				17,689,459
GO revenue: 0.80%
Bridgeport CT Series A	5.00	6-1-2023	655,000	662,449
Bridgeport CT Series A	5.00	6-1-2024	800,000	821,018
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	2,801,670
Bridgeport CT Series C	5.00	2-15-2024	445,000	454,717
Bridgeport CT Series C	5.00	2-15-2025	750,000	776,615
Connecticut Series A	3.00	1-15-2025	3,000,000	2,960,663
See accompanying notes to portfolio of investments

4  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Connecticut Series C	3.00%	6-1-2023	$ 600,000	$ 599,619
Connecticut Series C	3.00	6-1-2024	1,055,000	1,050,361
Connecticut Series C	4.00	6-1-2023	435,000	437,621
Connecticut Series C	4.00	6-1-2024	500,000	506,514
				11,071,247
Health revenue: 0.05%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M	5.00	7-1-2023	175,000	176,321
Connecticut HEFA Stamford Hospital Series L-1	4.00	7-1-2024	600,000	597,078
				773,399
Housing revenue: 1.17%
Connecticut HFA Mortgage Finance Program Bonds Series A Subseries A-4 (SIFMA Municipal Swap +0.30%) ±	2.76	11-15-2050	15,000,000	14,917,602
Connecticut HFA Series A Subseries A-1	0.30	11-15-2024	500,000	467,009
Connecticut HFA Series A Subseries A-1	0.40	11-15-2023	300,000	290,473
Connecticut HFA Series A Subseries A-1	0.40	5-15-2025	500,000	458,346
				16,133,430
Tax revenue: 0.19%
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	379,119
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,028,303
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,197,964
				2,605,386
				48,272,921
Delaware: 0.21%
Miscellaneous revenue: 0.21%
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XF2945 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.66	6-15-2043	2,840,000	2,840,000
District of Columbia: 2.95%
Airport revenue: 0.37%
Metropolitan Washington DC Airports Authority Revenue and Refunding Bonds Series 2021A	5.00	10-1-2022	2,000,000	2,000,000
Metropolitan Washington DC Airports Authority Revenue and Refunding Bonds Series 2021A	5.00	10-1-2024	3,000,000	3,074,445
				5,074,445
Housing revenue: 1.99%
District of Columbia HFA MFHR 1550 First Street Project	2.80	6-1-2039	6,500,000	6,496,123
District of Columbia HFA MFHR Strand Residences Project	2.50	2-1-2039	1,500,000	1,482,287
District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	19,570,984
				27,549,394
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.16%
District of Columbia Income Tax Secured Revenue Bonds Series 2019A	5.00%	3-1-2023	$ 2,105,000	$ 2,122,047
Transportation revenue: 0.41%
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2023	3,600,000	3,650,591
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,061,409
				5,712,000
Water & sewer revenue: 0.02%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	300,000	291,073
				40,748,959
Florida: 3.25%
Education revenue: 0.06%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	504,408
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	253,468
				757,876
Health revenue: 0.73%
Jacksonville FL HCFR Baptist Health Series D ø	2.48	8-1-2036	7,200,000	7,200,000
Jacksonville FL HCFR Series E ø	2.48	8-1-2036	955,000	955,000
Lee Memorial Health System Series B ø	2.86	4-1-2049	2,000,000	2,000,000
				10,155,000
Housing revenue: 2.10%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	14,000,000	13,809,337
Capital Trust Agency Florida Council Towers Apartments Project Series A	1.50	11-1-2023	10,450,000	10,281,398
Miami-Dade County FL HFA MFHR	0.25	12-1-2023	5,000,000	4,970,975
				29,061,710
Miscellaneous revenue: 0.23%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,100,000	3,175,722
Water & sewer revenue: 0.13%
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2025	635,000	663,971
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2026	1,100,000	1,164,289
				1,828,260
				44,978,568
Georgia: 2.44%
Health revenue: 0.20%
Cobb County GA Kennestone Hospital Authority Revenue Anticipation Certificate Wellstar Health System	5.00	4-1-2024	1,300,000	1,326,204
See accompanying notes to portfolio of investments

6  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Cobb County GA Kennestone Hospital Authority Revenue Anticipation Certificate Wellstar Health System	5.00%	4-1-2025	$ 660,000	$ 679,533
The Hospital Authority of Hall County & the City of Gainesville Revenue Anticipation Certificate Series 2021A	5.00	2-15-2026	700,000	728,726
				2,734,463
Housing revenue: 1.31%
Augusta GA Housing Authority Georgia Multifamily Housing Series 2021 (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,875,000	8,626,751
College Park GA Business & IDA Series 2021B	1.25	7-1-2025	10,000,000	9,548,416
				18,175,167
Utilities revenue: 0.93%
Burke County GA Development Authority Pollution Control Revenue Bonds First Series 2012	2.88	12-1-2049	3,000,000	2,910,582
Georgia Municipal Electric Authority Bonds (AGM Insured)	5.00	7-1-2025	200,000	206,819
Georgia Municipal Electric Authority Bonds (AGM Insured)	5.00	7-1-2026	300,000	313,530
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	805,000	806,598
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2024	700,000	691,445
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2025	1,000,000	980,588
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2023	1,000,000	994,159
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00	8-1-2052	4,000,000	3,763,678
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	1,875,000	1,609,244
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2024	165,000	167,929
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2025	200,000	205,661
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2026	225,000	233,930
				12,884,163
				33,793,793
Guam: 0.17%
Airport revenue: 0.17%
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,000,000
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,412,855
				2,412,855
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.78%
GO revenue: 0.30%
Honolulu HI GO Bonds Series 2022A	5.00%	11-1-2023	$ 2,250,000	$ 2,295,135
Honolulu HI GO Bonds Series 2022A	5.00	11-1-2024	1,750,000	1,812,803
				4,107,938
Health revenue: 0.13%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.91	7-1-2039	1,750,000	1,750,000
Miscellaneous revenue: 0.14%
State of Hawaii Department of Transport Airports Division Lease Revenue Certificates of Participation Series 2013	5.25	8-1-2024	2,000,000	2,018,828
Utilities revenue: 0.21%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series 2017A	3.10	5-1-2026	3,000,000	2,886,263
				10,763,029
Idaho: 0.17%
Housing revenue: 0.17%
Idaho Housing & Finance Association Series A ø	2.64	1-1-2038	2,345,000	2,345,000
Illinois: 6.27%
Airport revenue: 0.49%
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	4,205,000	4,222,888
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022D %%	5.00	1-1-2025	2,500,000	2,587,127
				6,810,015
Education revenue: 0.40%
Illinois Finance Authority Benedictine University Series 2021	5.00	10-1-2025	600,000	600,434
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2023	1,400,000	1,424,766
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2025	1,500,000	1,574,539
Southern Illinois University Housing and Auxiliary Facilities Refunding Revenue Bonds Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,203,277
Southern Illinois University Housing and Auxiliary Facilities System Series 2022A (BAM Insured)	5.00	4-1-2025	750,000	769,859
				5,572,875
GO revenue: 2.04%
Chicago IL Board of Education Series 2020A	5.00	12-1-2022	400,000	400,938
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	3,670,000	3,485,329
Chicago IL Series 2002B	5.00	1-1-2026	2,750,000	2,778,847
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,543,843
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2022	4,000,000	4,007,978
Cook County IL Refunding Bond Series 2022A	5.00	11-15-2022	1,000,000	1,001,994
Cook County IL Refunding Bond Series C	5.00	11-15-2022	3,045,000	3,051,073
Illinois Series 2022A	5.00	3-1-2023	2,000,000	2,011,401
Illinois Series A	5.00	3-1-2024	1,500,000	1,521,152
See accompanying notes to portfolio of investments

8  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Kane & Cook Counties IL Community College District #509 Series 2021B	4.00%	12-15-2025	$ 1,200,000	$ 1,222,425
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,267,111
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2026	500,000	508,249
State of Illinois GO Series 2022B	5.00	3-1-2025	1,500,000	1,525,626
Whiteside & Lee Counties IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,376,779
Whiteside & Lee Counties IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,444,827
				28,147,572
Health revenue: 0.20%
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,221,651
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,106,700
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2023	205,000	203,286
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2024	210,000	206,029
				2,737,666
Housing revenue: 0.34%
Chicago Heights IL Multifamily Housing Revenue Bonds Series 2022 (FHA / GNMA Insured)	2.88	8-1-2027	5,000,000	4,768,912
Miscellaneous revenue: 0.41%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,503,516
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,162,378
Illinois Series A	5.00	3-1-2023	3,000,000	3,017,101
				5,682,995
Tax revenue: 2.00%
Illinois Regional Transportation Authority Series B	2.05	6-1-2025	17,585,000	17,585,000
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	1,000,000	1,002,744
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,008,881
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	5,936,911
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2024	2,100,000	2,054,581
				27,588,117
Water & sewer revenue: 0.39%
Chicago IL Water Revenue Refunding Bonds Series 2004	5.00	11-1-2023	1,645,000	1,671,879
Geneva IL Series 2021	4.00	2-1-2024	650,000	655,539
Joliet IL Waterworks and Sewerage Senior Lien Revenue BAN Series 2022	5.00	1-1-2024	2,000,000	2,031,849
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2023	500,000	500,429
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	501,668
				5,361,364
				86,669,516
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 3.26%
Education revenue: 0.04%
Town of Upland IN Economic Development Revenue Bonds Series 2021	4.00%	9-1-2025	$ 590,000	$ 591,718
GO revenue: 0.15%
Center Grove IN Community School Corporation Series 2021B	4.00	7-1-2023	2,025,000	2,033,019
Housing revenue: 0.09%
Indianapolis IN MFHR Series 2022A (Department of Housing and Urban Development Insured)	3.00	5-1-2027	1,251,000	1,226,991
Industrial development revenue: 1.21%
Indiana Finance Authority Tax-Exempt Private Activity Bonds Series 2013	5.00	7-1-2048	14,315,000	14,471,270
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,288,921
				16,760,191
Miscellaneous revenue: 0.79%
Brownsburg IN 1999 School Building Corporation BAN 144A	1.75	2-1-2023	6,000,000	5,997,883
Fort Wayne IN RDA Indiana Lease Rental Revenue Refunding Bonds Series 2022	4.00	8-1-2023	795,000	799,492
Fort Wayne IN RDA Lease Rental Revenue Refunding Bonds Series 2022	4.00	8-1-2024	730,000	737,910
Indianapolis IN Series 2021A	5.00	6-1-2024	1,700,000	1,740,516
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2023	210,000	211,185
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2024	215,000	216,748
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2024	220,000	222,408
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2025	225,000	227,874
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2025	225,000	228,425
Tippecanoe County IN Vinton-Tecumseh School Building Corporation Series 2021	3.00	1-15-2025	505,000	496,900
				10,879,341
Resource recovery revenue: 0.58%
Indiana Finance Authority Economic Development Republic Services Incorporated Project Series A	2.95	5-1-2034	8,000,000	7,994,486
Utilities revenue: 0.40%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company	0.88	9-1-2055	5,750,000	5,603,918
				45,089,664
See accompanying notes to portfolio of investments

10  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.66%
Industrial development revenue: 0.66%
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds Series 2009B ø	2.51%	9-1-2036	$ 6,200,000	$ 6,200,000
Iowa Finance Authority Solid Waste Facilities Revenue (Citibank NA LOC)	1.50	1-1-2042	3,000,000	2,902,967
				9,102,967
Kansas: 0.40%
Health revenue: 0.04%
Wichita KS HCFR Series I	3.75	5-15-2023	485,000	480,726
Utilities revenue: 0.36%
Burlington KS Environmental Impact Series A ø	2.58	9-1-2035	5,000,000	5,000,000
				5,480,726
Kentucky: 0.80%
Education revenue: 0.08%
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2022	175,000	175,059
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2023	450,000	450,542
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2025	485,000	483,464
				1,109,065
Health revenue: 0.43%
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2022	2,920,000	2,920,000
Louisville/Jefferson County KY Metro Government Health System Revenue Bonds Series 2020B	5.00	10-1-2047	3,000,000	3,037,521
				5,957,521
Utilities revenue: 0.15%
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,024,234
Water & sewer revenue: 0.14%
Kentucky Rural Water Financing Agency Series 2021A	0.40	5-1-2023	2,000,000	1,959,314
				11,050,134
Louisiana: 2.16%
Airport revenue: 0.40%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,540,000	5,540,000
Health revenue: 0.36%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00	6-1-2045	5,000,000	5,036,336
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.05%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge	0.88%	2-1-2046	$ 9,000,000	$ 8,254,814
Louisiana Stadium & Exposition District Revenue BAN	4.00	7-3-2023	6,250,000	6,249,674
				14,504,488
Tax revenue: 0.35%
Louisiana Gasoline and Fuel Tax Second Lien Revenue Refunding Bonds Series A (U.S. SOFR +0.50%) ±	2.59	5-1-2043	4,960,000	4,771,822
				29,852,646
Maine: 0.12%
Education revenue: 0.02%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	371,026
Health revenue: 0.10%
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	335,000	338,313
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	420,000	425,291
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	255,000	258,046
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	320,000	324,199
				1,345,849
				1,716,875
Maryland: 3.52%
Health revenue: 0.53%
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2023	795,000	796,775
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2024	540,000	545,389
Montgomery County MD Revenue Bonds Series 2013MD	2.03	12-1-2041	6,000,000	5,993,043
				7,335,207
Housing revenue: 2.99%
CDA Department of Housing & Community Development Multifamily Development Revenue Bonds Series 2021B	0.80	9-1-2023	15,000,000	14,650,682
Maryland CDA Department Housing & Community Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,000,000	5,825,939
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	10,000,000	9,683,562
Maryland CDA Department of Housing Rosemont Tower LLC Series A (GNMA Insured) 144A	0.83	5-1-2023	7,400,000	7,294,067
Maryland CDA Department Series 2022-D	3.15	7-1-2024	4,000,000	3,867,089
				41,321,339
				48,656,546
Massachusetts: 2.39%
Education revenue: 0.11%
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2023	210,000	208,913
See accompanying notes to portfolio of investments

12  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00%	7-1-2024	$ 225,000	$ 221,903
Massachusetts Development Finance Agency Revenue Bonds Series 2021A	5.00	6-1-2025	1,065,000	1,085,418
				1,516,234
Health revenue: 0.61%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	125,841
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	126,542
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2023	635,000	643,685
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) €	2.10	7-1-2042	7,520,000	7,520,000
				8,416,068
Housing revenue: 0.42%
Boston Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2024	650,000	672,833
Boston Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2025	380,000	399,548
Massachusetts Development Finance Agency MFHR Bonds Salem Heights Series B	0.25	7-1-2024	2,750,000	2,674,415
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	1,994,481
				5,741,277
Tax revenue: 0.13%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,799,864
Transportation revenue: 1.12%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	15,490,000	15,540,024
				33,013,467
Michigan: 0.44%
Education revenue: 0.04%
Lake Superior State University Michigan Revenue Refunding General Revenue Refunding Bonds Series 2012 (AGM Insured)	4.00	11-15-2023	525,000	528,872
GO revenue: 0.20%
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2025	2,685,000	2,711,666
Health revenue: 0.20%
Kent MI Hospital Finance Authority Series 2015A (SIFMA Municipal Swap +0.25%) ±	2.71	1-15-2047	2,000,000	2,000,000
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	800,158
				2,800,158
				6,040,696
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.42%
Health revenue: 0.03%
Minnesota HCFR Maple Grove Hospital Corporation	5.00%	5-1-2023	$ 390,000	$ 393,371
Miscellaneous revenue: 0.21%
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2023	255,000	253,946
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2024	265,000	260,217
Minnesota Rural Water Financial Authority Public Projects Construction Notes	2.63	12-1-2023	2,500,000	2,445,583
				2,959,746
Utilities revenue: 0.18%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds Series 2022 (Royal Bank of Canada LIQ)	4.00	12-1-2023	2,500,000	2,501,328
				5,854,445
Missouri: 0.85%
Miscellaneous revenue: 0.38%
Missouri Public Utilities Commission Interim Construction Notes Series 2022	0.75	8-1-2023	5,400,000	5,236,621
Utilities revenue: 0.47%
Missouri Environmental Improvement Revenue Refunding Bonds Series 1992	1.60	12-1-2022	6,500,000	6,472,242
				11,708,863
Nebraska: 1.16%
Miscellaneous revenue: 0.45%
Gretna NE Series 2021	4.00	12-15-2025	3,000,000	3,036,140
Gretna NE Tax Supported Certificates Series 2022	5.00	12-15-2025	3,000,000	3,094,404
				6,130,544
Utilities revenue: 0.71%
Nebraska Public Power District Revenue General Series A	0.60	1-1-2051	10,075,000	9,852,891
				15,983,435
Nevada: 1.90%
GO revenue: 0.19%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00	6-15-2023	2,095,000	2,117,204
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	505,299
				2,622,503
Housing revenue: 0.46%
Nevada Housing Division Multi Unit Housing Whittell Pointe	0.30	10-1-2023	6,365,000	6,365,000
See accompanying notes to portfolio of investments

14  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.25%
Director of the State of Nevada Department of Business and Industry Revenue Bonds Series 2020A 144A	0.85%	1-1-2050	$17,500,000	$ 17,306,826
				26,294,329
New Jersey: 2.68%
Education revenue: 0.09%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2023	300,000	304,235
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2025	850,000	879,880
				1,184,115
GO revenue: 1.38%
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	5,000,000	5,220,274
New Jersey EDA Series G 144A	5.25	9-1-2023	10,000,000	10,157,012
Newark NJ General Capital Improvement Bond Anticipation Notes Series 2022D	4.00	9-29-2023	3,028,000	3,030,748
Newark NJ Refunding Bond Qualified General Improvement Series A	5.00	10-1-2022	750,000	750,000
				19,158,034
Miscellaneous revenue: 0.48%
Burlington County NJ Bridge Commission Series 2021C	2.00	11-10-2022	4,000,000	3,996,590
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,600,000	2,653,056
				6,649,646
Tax revenue: 0.22%
New Jersey COVID-19 Emergency Series A	4.00	6-1-2023	3,000,000	3,014,563
Transportation revenue: 0.16%
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)	5.00	9-1-2024	875,000	901,722
New Jersey TTFA Series A	5.25	12-15-2022	1,295,000	1,299,970
				2,201,692
Water & sewer revenue: 0.35%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	4,916,094
				37,124,144
New Mexico: 0.55%
Health revenue: 0.05%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	671,347
Utilities revenue: 0.50%
Farmington NM PCR Bonds Series 2010B	3.00	6-1-2040	7,000,000	6,904,507
				7,575,854
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 11.87%
Airport revenue: 0.18%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00%	12-1-2023	$ 1,260,000	$ 1,271,795
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,269,098
				2,540,893
Education revenue: 0.31%
Albany NY IDA Foundation State University Project Series A ø	2.66	7-1-2032	2,120,000	2,120,000
New York Dormitory Authority Iona College Series 2022 (Manufacturers & Traders Trust Company LOC)	5.00	7-1-2023	550,000	554,554
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2023	575,000	582,715
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2024	600,000	615,990
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2025	425,000	441,177
				4,314,436
GO revenue: 4.19%
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,097,413
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) €	2.39	8-1-2026	2,125,000	2,125,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) €	2.39	10-1-2027	23,650,000	23,650,000
New York NY Series 3 ø	2.75	4-1-2042	6,500,000	6,500,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) €	2.34	6-1-2036	1,350,000	1,350,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) €	2.68	6-1-2036	8,250,000	8,250,000
New York NY Subordinate Bond Series C-4 (AGM Insured) €	2.39	1-1-2032	800,000	800,000
New York NY Various Fiscal 2021 Series 2 ø	2.85	4-1-2042	500,000	500,000
Oyster Bay NY New York Water District Notes 2022	3.00	3-9-2023	12,000,000	11,997,964
Yonkers NY Series 2021A (AGM Insured)	5.00	2-15-2025	315,000	325,743
Yonkers NY Series 2021B (AGM Insured)	5.00	2-15-2025	305,000	316,245
				57,912,365
Health revenue: 0.35%
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2024	500,000	511,541
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2025	500,000	517,205
New York NY Health & Hospital Corporation Health System Bonds Series A	5.00	2-15-2025	3,615,000	3,743,283
				4,772,029
Housing revenue: 0.94%
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	2.86	10-1-2045	718,814	718,814
See accompanying notes to portfolio of investments

16  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New York Housing Finance Agency Revenue Affordable Housing Series J Climate (State of New York Mortgage Agency Insured)	0.75%	5-1-2025	$ 8,250,000	$ 7,642,791
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	3,771,824
New York NY Housing Development Corporation Series C-2	0.70	11-1-2060	1,000,000	910,016
				13,043,445
Industrial development revenue: 1.37%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) €	2.45	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	12,773,012
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,277,506
				18,950,518
Miscellaneous revenue: 0.08%
New York IDA Series 2021A (AGM Insured)	5.00	1-1-2026	1,000,000	1,036,283
Tax revenue: 0.61%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	3.26	11-1-2022	3,525,000	3,527,827
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	2.52	3-15-2048	847,500	847,500
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1125 (Deutsche Bank LIQ) 144Aø	2.52	5-15-2051	1,251,500	1,251,500
Triborough Bridge & Tunnel Authority Series 2022B	5.00	5-15-2024	2,705,000	2,776,440
				8,403,267
Transportation revenue: 3.36%
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,072,397
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	9,000,000	9,193,215
New York Metropolitan Transportation Authority Revenue BAN Series 2019F	5.00	11-15-2022	3,000,000	3,005,479
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	2.27	11-1-2041	6,255,000	6,250,280
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	2.91	11-15-2044	18,460,000	18,442,991
Triborough Bridge & Tunnel Authority Series 2013A (U.S. SOFR +0.38%) ±	2.38	1-1-2032	3,955,000	3,923,046
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,587,493
				46,474,901
Water & sewer revenue: 0.48%
New York Municipal Water Finance Authority Second General Resolution Revenue Bonds Series DD ø	2.90	6-15-2033	2,000,000	2,000,000
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New York Municipal Water Finance Authority Water & Sewer System Revenue Second General Resolution	4.00%	6-15-2024	$ 3,000,000	$ 3,043,873
New York Water Finance Authority Series DD	5.00	6-15-2025	1,535,000	1,607,876
				6,651,749
				164,099,886
North Carolina: 1.55%
Health revenue: 0.15%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	1,500,000	1,371,986
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	3.00	3-1-2023	200,000	198,811
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2024	215,000	213,484
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2025	265,000	261,583
				2,045,864
Industrial development revenue: 0.12%
Columbus County NC PCFA International Paper Company Project Series 2019C	2.10	3-1-2027	1,750,000	1,691,169
Miscellaneous revenue: 0.01%
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0331 (Deutsche Bank LIQ) 144Aø	2.52	6-1-2048	163,000	163,000
Resource recovery revenue: 1.27%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	2.75	6-1-2038	17,500,000	17,478,505
				21,378,538
North Dakota: 0.34%
Miscellaneous revenue: 0.34%
Cass County ND Joint Water Resources District Refunding Bond Temporary Improvement Series A	0.48	5-1-2024	5,000,000	4,668,144
Ohio: 6.29%
Airport revenue: 0.09%
Cleveland OH Airport System Revenue Bonds Series 2019B	5.00	1-1-2023	1,200,000	1,203,906
Education revenue: 0.06%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	911,094
GO revenue: 1.96%
Akron OH Refunding Bonds Series 2020	2.00	12-1-2022	1,135,000	1,131,703
Coshocton County OH Series 2021	1.00	12-29-2022	10,000,000	9,946,894
Elyria OH Various Purpose BAN Series 2022	3.13	6-28-2023	1,890,000	1,884,765
Licking County OH Airport Facilities Improvement Bond Anticipation Notes Series 2022	4.00	8-29-2023	2,200,000	2,204,018
Lorain County OH Various Purpose BAN Series 2022A	2.50	5-3-2023	4,000,000	3,974,790
Newark City OH Various Purpose Anticipation Notes Series 2022	4.00	9-26-2023	5,000,000	5,012,615
See accompanying notes to portfolio of investments

18  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Newark OH Various Purpose BAN Series 2022	2.00%	3-23-2023	$ 2,175,000	$ 2,159,234
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2022	310,000	309,915
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2023	440,000	437,476
				27,061,410
Health revenue: 0.88%
Allen County OH Hospital Facilities Revenue Bonds series 2022B-1	5.00	10-1-2049	5,000,000	5,317,120
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,395,863
Ohio State Hospital Series 2021B ø	2.80	1-15-2049	4,500,000	4,500,000
				12,212,983
Housing revenue: 1.08%
Ohio HFA MFHR Series 2022 (Department of Housing and Urban Development Insured)	3.00	10-1-2024	3,750,000	3,717,348
Ohio HFA MFHR Series 2022 (Department of Housing and Urban Development Insured)	3.35	7-1-2025	2,000,000	1,958,758
Ohio HFA Series 2021 (Department of Housing and Urban Development Insured)	1.25	8-1-2024	4,500,000	4,410,612
Ohio Housing Finance Agency Multifamily Housing Revenue Bonds Series 2022A (Department of Housing and Urban Development Insured)	3.50	7-1-2025	5,000,000	4,922,578
				15,009,296
Industrial development revenue: 1.01%
Ohio Air Quality Development Authority Exempt Facilities Revenue Bond ø	2.54	4-1-2051	14,000,000	14,000,000
Miscellaneous revenue: 0.36%
American Municipal Power Incorporated BAN Electric System Improvement	1.25	11-30-2022	500,000	498,320
American Municipal Power Incorporated BAN Electric System Improvement	1.25	12-1-2022	600,000	597,949
American Municipal Power Incorporated BAN Electric System Improvement	3.50	6-22-2023	2,600,000	2,592,600
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2022	440,000	439,879
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2023	585,000	582,041
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2024	230,000	226,839
				4,937,628
Tax revenue: 0.44%
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2022	3,075,000	3,079,569
Lakewood City OH Various Purpose Income Tax Revenue Notes Series 2022	1.75	3-16-2023	3,000,000	2,979,203
				6,058,772
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.41%
American Municipal Power Incorporated BAN Electric System Improvement	5.00%	2-15-2025	$ 500,000	$ 519,127
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,102,079
				5,621,206
				87,016,295
Oklahoma: 0.38%
Education revenue: 0.04%
University of Oklahoma General Revenue Refunding Bond Series 2020B	5.00	7-1-2025	510,000	526,714
Miscellaneous revenue: 0.34%
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	450,393
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2023	330,000	330,676
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	529,421
Osage County OK Industrial Authority Use Tax Revenue BAN Series 2022	2.00	9-1-2023	3,500,000	3,421,718
				4,732,208
				5,258,922
Oregon: 1.43%
Airport revenue: 0.51%
Portland OR Portland International Airport Series 18-A (Bank of China LOC) ø	2.70	7-1-2026	7,000,000	7,000,000
Education revenue: 0.10%
Yamhill County OR Linfield University Project Series A	4.00	10-1-2022	500,000	500,000
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	849,096
				1,349,096
GO revenue: 0.05%
Morrow County OR Series 2021A	4.00	6-1-2024	325,000	327,296
Morrow County OR Series 2021A	4.00	6-1-2025	325,000	328,023
				655,319
Health revenue: 0.06%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,000,000	859,159
Industrial development revenue: 0.71%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	9,898,102
				19,761,676
Pennsylvania: 4.34%
Airport revenue: 0.12%
Philadelphia PA Airport Revenue Refunding Bond Series A Private Activity Bond	5.00	7-1-2025	1,545,000	1,604,627
See accompanying notes to portfolio of investments

20  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.58%
Delaware County Authority University Revenue Neumann University	5.00%	10-1-2024	$ 500,000	$ 502,385
Delaware County Authority University Revenue Neumann University	5.00	10-1-2025	525,000	527,550
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2025	355,000	363,070
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2026	430,000	442,026
Northampton County General Purpose Authority College Revenue Refunding Bonds Series of 2003 (U.S. Bank NA SPA) ø	2.56	11-1-2023	150,000	150,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3	3.50	5-1-2033	2,000,000	1,974,866
Pennsylvania HEFA Thomas Jefferson University Revenue Bonds Series 2015B ø	2.82	9-1-2045	150,000	150,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.66	6-15-2039	3,935,000	3,935,000
				8,044,897
GO revenue: 0.35%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,005,964
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	733,804
Dunmore PA Series A (AGM Insured)	2.00	9-1-2024	765,000	731,775
Dunmore PA Series A (AGM Insured)	2.00	9-1-2026	170,000	154,905
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	528,366
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	609,139
Riverside PA School District GO Bonds (BAM Insured)	3.00	10-15-2023	480,000	477,583
Riverside PA School District GO Bonds (BAM Insured)	4.00	10-15-2025	550,000	558,562
				4,800,098
Health revenue: 0.43%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	3.16	11-15-2047	6,000,000	5,987,873
Housing revenue: 1.62%
Pennsylvania HFA Limited Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,440,688
Pennsylvania HFA Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured)	1.50	7-1-2024	5,000,000	4,914,847
Pennsylvania HFA Single Family Series 2021-137	0.40	4-1-2023	325,000	320,397
Pennsylvania HFA Single Family Series 2021-137	0.45	10-1-2023	325,000	315,687
Pennsylvania Housing Finance Agency MFHR Sherman Hills Series 2022 (Department of Housing and Urban Development Insured)	1.25	2-1-2025	6,675,000	6,444,935
				22,436,554
Miscellaneous revenue: 0.45%
Pennsylvania EDFA Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	858,189
Pittsburgh & Allegheny Counties PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	1,886,263
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Southeastern Pennsylvania Transportation	5.00%	6-1-2024	$ 1,000,000	$ 1,025,459
Southeastern Pennsylvania Transportation	5.00	6-1-2025	1,000,000	1,037,260
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,477,910
				6,285,081
Resource recovery revenue: 0.28%
Pennsylvania EDFA Solid Waste Disposal Refunding Revenue Bonds Series 2021B	1.10	6-1-2031	1,000,000	881,121
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A	2.60	6-1-2044	1,000,000	1,000,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2019B-1	2.00	4-1-2049	2,000,000	1,999,033
				3,880,154
Tax revenue: 0.05%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2024	150,000	152,189
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2025	500,000	509,452
				661,641
Transportation revenue: 0.07%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	433,424
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	465,422
				898,846
Water & sewer revenue: 0.39%
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2024	300,000	303,472
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2025	150,000	152,749
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	3.11	9-1-2040	5,000,000	5,001,315
				5,457,536
				60,057,307
Rhode Island: 0.35%
Health revenue: 0.28%
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2023	1,300,000	1,311,192
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2024	2,475,000	2,527,053
				3,838,245
Miscellaneous revenue: 0.07%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,005,816
				4,844,061
See accompanying notes to portfolio of investments

22  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.65%
Utilities revenue: 0.65%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00%	10-1-2048	$ 9,000,000	$ 9,019,252
Tennessee: 1.53%
Airport revenue: 0.35%
Memphis TN Airport Revenue Refunding Bonds Series 2020B	5.00	7-1-2023	2,000,000	2,020,952
Shelby County TN Airport Authority Series 2021A	5.00	7-1-2025	2,750,000	2,825,672
				4,846,624
Health revenue: 0.36%
Chattanooga TA Health Educational & Housing Facility Board Revenue Bonds Series 2004C ø	2.60	5-1-2039	5,000,000	5,000,000
Housing revenue: 0.22%
Memphis TN Health Educational & Housing Facility Board MFHR Collateralized Memphis Towers	0.25	12-1-2023	3,000,000	2,973,267
Utilities revenue: 0.60%
Memphis TN Electric System Series A	4.00	12-1-2022	435,000	435,660
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	433,862
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	518,934
Tennessee Energy Acquisition Corporation Gas Project Series 2017A	4.00	5-1-2048	5,250,000	5,246,629
Tennessee Energy Acquisition Corporation Gas Revenue Bonds Series 2006 A	5.25	9-1-2024	1,690,000	1,712,449
				8,347,534
				21,167,425
Texas: 8.82%
Airport revenue: 0.71%
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	5,000,000	5,162,149
Dallas Fort Worth TX International Airport Series A	5.00	11-1-2024	1,500,000	1,548,645
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2024	3,000,000	3,065,833
				9,776,627
Education revenue: 0.13%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2024	110,000	111,109
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2025	170,000	172,376
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2026	280,000	283,368
Hale Center TX Educational Facilities Corporation Revenue Improvement and Refunding Bonds Series 2022	5.00	3-1-2026	675,000	687,217
Odessa College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2023	500,000	502,784
				1,756,854
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.67%
Andrews County TX Hospital District Series 2021	5.00%	3-15-2025	$ 1,140,000	$ 1,177,747
Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2025	1,065,000	1,107,726
Fort Bend TX Independent School District School Building Series B	0.88	8-1-2050	3,130,000	2,805,025
Georgetown Independent School District TX Series 2019-B	2.50	8-1-2044	5,000,000	4,957,338
Harris County TX Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	3,825,000	3,607,126
Katy TX Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,330,114
Little Elm TX Independent School Series 2020	0.68	8-15-2048	1,690,000	1,500,529
North East TX Independent School District Series 2022B	2.00	8-1-2052	2,600,000	2,571,924
Northside Texas Independent School District Building Project	1.60	8-1-2049	3,170,000	3,057,268
Plainview TX Independent School District Series B	1.50	2-15-2050	9,000,000	8,850,249
Port Arthur TX Certificate of Obligation (BAM Insured)	5.00	2-15-2023	565,000	568,699
Port Arthur TX Certificate of Obligation (BAM Insured)	5.00	2-15-2025	445,000	460,791
Tomball TX Independent School District School Building Series B-1	0.45	2-15-2036	2,000,000	1,954,156
				36,948,692
Health revenue: 1.75%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) €	2.44	7-1-2031	7,975,000	7,975,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Series 2020C-2	5.00	6-1-2032	3,100,000	3,185,378
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	2.10	7-1-2031	5,850,000	5,850,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) €	0.05	7-1-2031	7,175,000	7,175,000
				24,185,378
Housing revenue: 2.53%
Cameron County TX Housing Finance Corporation Series 2022	3.50	12-1-2024	3,800,000	3,765,476
Galveston TX Public Facility Corporation MFHR Bonds Series 2021 (Department of Housing and Urban Development Insured)	0.47	8-1-2025	5,200,000	4,845,277
Housing Options Incorporated MFHR Bonds Brooks Manor The Oaks Project Series 2021	0.50	8-1-2041	6,250,000	5,737,534
Housing Synergy PFC TX Revenue Bonds Series 2022 (Department of Housing and Urban Development Insured)	3.50	8-1-2025	5,000,000	4,927,775
Odessa TX Housing Finance Corporation MFHR Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,500,000	6,405,188
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments	0.70	1-1-2024	6,400,000	6,350,175
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	2.71	7-1-2061	3,000,000	3,000,000
				35,031,425
See accompanying notes to portfolio of investments

24  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.42%
Austin TX Convention First Tier Series A	5.00%	1-1-2023	$ 750,000	$ 750,583
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (BAM Insured) ø	2.55	6-1-2041	5,000,000	5,000,000
				5,750,583
Miscellaneous revenue: 0.07%
Dallas TX Performing Arts Cultural Facilities Corporation Revenue Bonds Series 2008A (Bank of America NA LOC) ø	2.56	9-1-2041	548,000	548,000
Wise County TX Lease Revenue Refunding Bond Parker County Junior College	5.00	8-15-2024	450,000	460,831
				1,008,831
Transportation revenue: 0.18%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,542,333
Utilities revenue: 0.36%
Lower Colorado River Authority Series 2022	5.00	5-15-2023	395,000	399,242
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2022	1,250,000	1,252,148
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2024	1,500,000	1,519,511
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2024	750,000	743,613
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2025	1,000,000	980,872
				4,895,386
				121,896,109
Utah: 0.10%
Airport revenue: 0.10%
Salt Lake City UT Salt Lake City International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,325,000	1,361,460
Vermont: 0.13%
Education revenue: 0.13%
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2023	1,185,000	1,185,509
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2024	675,000	675,381
				1,860,890
Virginia: 2.60%
Education revenue: 0.05%
Virginia College Building Authority Regent University Project	5.00	6-1-2023	250,000	252,028
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  25

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Virginia College Building Authority Regent University Project	5.00%	6-1-2024	$ 225,000	$ 228,509
Virginia College Building Authority Regent University Project	5.00	6-1-2025	250,000	253,963
				734,500
Health revenue: 0.07%
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2023	500,000	501,092
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	506,079
				1,007,171
Housing revenue: 1.03%
Fairfax County VA Redevelopment and Housing Authority Multifamily Housing One University Senior Apartments	1.25	12-1-2025	15,000,000	14,164,124
Industrial development revenue: 0.43%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	3,953,434
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	2,000,000	2,000,000
				5,953,434
Miscellaneous revenue: 0.20%
Louisa VA IDA Electric and Power Company Project Series A	0.75	11-1-2035	3,000,000	2,742,899
Transportation revenue: 0.33%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	4,520,000	4,568,090
Utilities revenue: 0.49%
Halifax County VA IDA Recovery Zone Facility Revenue Bonds Series 2010A	1.65	12-1-2041	3,500,000	3,379,276
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond	1.20	11-1-2040	3,525,000	3,378,172
				6,757,448
				35,927,666
Washington: 0.55%
Airport revenue: 0.18%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,565,424
Health revenue: 0.05%
Washington HCFR Series 2021 144A	5.00	12-1-2022	230,000	230,545
Washington HCFR Series 2021 144A	5.00	12-1-2023	250,000	253,956
Washington HCFR Series 2021 144A	5.00	12-1-2024	195,000	200,044
				684,545
See accompanying notes to portfolio of investments

26  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.32%
Everett WA Housing Authority MFHR Baker Heights Legacy	0.30%	9-1-2024	$ 2,500,000	$ 2,416,663
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	1,988,008
				4,404,671
				7,654,640
West Virginia: 0.48%
Health revenue: 0.29%
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,089,492
Industrial development revenue: 0.19%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Appalachian Power Company	0.63	12-1-2038	3,000,000	2,615,176
				6,704,668
Wisconsin: 3.71%
Education revenue: 0.15%
Wisconsin HEFA Series 2022	5.00	10-1-2023	2,000,000	2,031,068
GO revenue: 0.07%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	970,800
Health revenue: 1.61%
PFA Wisconsin Hospital Renown Regional Medical Center Project Series A	5.00	6-1-2025	385,000	395,991
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	3.01	8-15-2054	7,065,000	7,047,050
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	10,000,000	10,251,244
Wisconsin HEFA Revenue Bonds Series 2022A (U.S. Bank NA LOC) ø	2.88	2-15-2053	2,000,000	2,000,000
Wisconsin HEFA Series 2022	4.00	9-15-2023	710,000	707,834
Wisconsin HEFA Series 2022	4.00	9-15-2024	735,000	728,475
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2022	120,000	119,985
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	124,788
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	963,436
				22,338,803
Housing revenue: 0.69%
Municipal Fund Trust Various States (Barclays Bank plc LOC) 144Aø	3.30	11-1-2024	6,140,000	6,140,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.68	11-1-2025	3,351,000	3,351,000
				9,491,000
Miscellaneous revenue: 0.57%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Bank NA LOC) ø	2.50	6-1-2036	4,000,000	4,000,000
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  27

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Clayton WI BAN Series B	2.00%	6-1-2026	$ 1,000,000	$ 907,712
Wisconsin GO Series A (SIFMA Municipal Swap +0.42%) ±	2.88	5-1-2025	3,000,000	3,000,422
				7,908,134
Unknown Revenue Source: 0.31%
PMA Levy and Aid Anticipation Notes Series 2022A	4.00	6-23-2023	2,500,000	2,512,976
Wisconsin Center District Tax Revenue Bonds Series 2022 144A	5.00	12-15-2022	1,780,000	1,784,299
				4,297,275
Utilities revenue: 0.21%
Public Finance Authority PCR Duke Energy Progress Project Series 2022A	3.30	10-1-2046	3,000,000	2,937,192
Water & sewer revenue: 0.10%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,500,000	1,361,568
				51,335,840
Wyoming: 0.22%
Health revenue: 0.05%
Laramie County WY Series 2021	4.00	5-1-2025	750,000	759,211
Housing revenue: 0.17%
Wyoming CDA Housing Revenue Bonds 2021 Series B (GNMA / FNMA / FHLMC Insured)	0.25	12-1-2022	1,135,000	1,129,906
Wyoming CDA Housing Revenue Bonds 2021 Series B (GNMA / FNMA / FHLMC Insured)	0.35	12-1-2023	1,235,000	1,193,803
				2,323,709
				3,082,920
Total Municipal obligations (Cost $1,384,483,894)				1,356,355,538

		Yield	Shares
Short-term investments: 0.03%
Investment companies: 0.03%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		2.10	393,073	393,309
Total Short-term investments (Cost $393,309)				393,309
Total investments in securities (Cost $1,409,877,203)	99.92%			1,381,748,847
Other assets and liabilities, net	0.08			1,068,985
Total net assets	100.00%			$1,382,817,832

See accompanying notes to portfolio of investments

28  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

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Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$34,898,697	$161,191,709	$(195,697,097)	$0	$0	$393,309	393,073	$31,773
See accompanying notes to portfolio of investments

30  |  Allspring Ultra Short-Term Municipal Income Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$3,000,000	$22,000,000	$0	$25,000,000
Municipal obligations	0	1,356,355,538	0	1,356,355,538
Short-term investments
Investment companies	393,309	0	0	393,309
Total assets	$3,393,309	$1,378,355,538	$0	$1,381,748,847
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

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